INCOME TAXES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Entity Information [Line Items]
Pre-tax (loss)	$ (10,771)	$ (4,759)
Losses not subject to tax	6,802	4,180
Taxable (loss)	(3,969)	(879)
United States [Member]
Entity Information [Line Items]
Pre-tax (loss)	(1,535)
Losses not subject to tax
Taxable (loss)	(1,535)
BVI
Entity Information [Line Items]
Pre-tax (loss)	(6,802)	(3,880)
Losses not subject to tax	6,802	3,880
Taxable (loss)
United Kingdom [Member]
Entity Information [Line Items]
Pre-tax (loss)	(2,434)
Losses not subject to tax
Taxable (loss)	$ (2,434)
Foreign
Entity Information [Line Items]
Pre-tax (loss)		(879)
Losses not subject to tax
Taxable (loss)		$ (879)